UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Aerospace/Defense 2.5%
112,584	Boeing Co.	$9,221,755
56,112	General Dynamics Corp.	3,673,092
17,699	Goodrich Corp.	713,093
122,415	Honeywell International, Inc.	4,933,325
17,100	L-3 Communications Holdings, Inc.	1,289,682
53,156	Lockheed Martin Corp.	3,813,411
51,148	Northrop Grumman Corp.	3,276,541
63,644	Raytheon Co.	2,836,613
23,863	Rockwell Automation, Inc.	1,718,375
22,463	Rockwell Collins, Inc.	1,255,008
142,840	United Technologies Corp.	9,058,913

		41,789,808

Agricultural Products 0.2%
36,192	Monsanto Co.	3,047,004

Airlines 0.1%
98,874	Southwest Airlines Co.	1,618,567

Aluminum 0.3%
130,144	Alcoa, Inc.(b)	4,211,460

Apparel 0.1%
12,434	V.F. Corp.(b)	844,517

Automobiles & Trucks 0.5%
7,879	Cummins, Inc.(b)	963,208
258,563	Ford Motor Co.(b)	1,791,842
79,478	General Motors Corp.(b)	2,367,650
25,199	Genuine Parts Co.	1,049,790
25,152	Johnson Controls, Inc.	2,067,997
4,460	Navistar International Corp.(a)	109,761

		8,350,248

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Banking 8.0%
47,200	AmSouth Bancorporation (b)	1,248,440
644,371	Bank of America Corp.	30,994,245
107,236	Bank of New York Co., Inc.	3,452,999
76,358	BB&T Corp.(b)	3,175,729
41,867	Capital One Financial Corp.	3,577,535
22,561	Comerica, Inc.	1,172,946
16,800	Commerce Bancorp, Inc.	599,256
18,400	Compass Bancshares, Inc.	1,023,040
78,673	Fifth Third Bancorp	2,906,967
18,100	First Horizon National Corp.	727,620
32,984	Golden West Financial Corp.	2,447,413
33,429	Huntington Bancshares, Inc.	788,256
490,366	JP Morgan Chase & Co.	20,595,372
58,635	KeyCorp	2,092,097
9,300	M&T Bank Corp.	1,096,656
56,746	Mellon Financial Corp.	1,953,765
77,098	National City Corp.	2,790,177
67,550	North Fork Bancorporation, Inc.	2,037,984
25,762	Northern Trust Corp.	1,424,639
41,436	PNC Financial Services Group	2,907,564
64,637	Regions Financial Corp.	2,140,777
43,575	Sovereign Bancorp, Inc.	885,008
47,362	State Street Corp.	2,751,259
50,783	SunTrust Banks, Inc.	3,872,712
251,295	US Bancorp	7,759,990
227,348	Wachovia Corp.	12,294,980
234,840	Wells Fargo & Co.	15,753,067
13,200	Zions Bancorporation	1,028,808

		133,499,301

Beverages 2.1%
110,354	Anheuser-Busch Cos., Inc.	5,031,039
8,576	Brown-Forman Corp.	612,755
288,632	Coca-Cola Co.	12,416,949
41,100	Coca-Cola Enterprises, Inc.	837,207
24,100	Constellation Brands, Inc., Class A(a)	602,500
8,247	Molson Coors Brewing Co.	559,806
20,600	Pepsi Bottling Group, Inc.	662,290
232,105	PepsiCo, Inc.	13,935,584

		34,658,130

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Chemicals 0.9%
31,132	Air Products & Chemicals, Inc.	1,989,957
136,436	Dow Chemical Co.	5,325,097
131,044	E.I. du Pont de Nemours & Co.	5,451,430
12,031	Hercules, Inc.(a)	183,593
20,370	Rohm and Haas Co.	1,020,944
8,616	Sigma-Aldrich Corp.	625,866

		14,596,887

Chemical-Specialty 0.2%
12,293	Eastman Chemical Co.	663,822
45,258	Praxair, Inc.	2,443,932

		3,107,754

Commercial Services 0.1%
20,600	Convergys Corp.(a)	401,700
35,176	Moody’s Corp.	1,915,685

		2,317,385

Computer Hardware 2.0%
114,824	Apple Computer, Inc.(a)	6,558,747
332,740	Dell, Inc.(a)(b)	8,122,183
16,000	Gateway, Inc.(a)	30,400
224,034	International Business Machines Corp.	17,210,292
26,400	NCR Corp.(a)	967,296

		32,888,918

Computer Software & Services 5.4%
75,640	Adobe Systems, Inc.	2,296,430
14,500	Affiliated Computer Services, Inc., Class A(a)	748,345
36,300	Amazon.Com, Inc.(a)(b)	1,404,084
25,920	Autodesk, Inc.(a)	893,203
81,878	Automatic Data Processing, Inc.	3,713,167
30,300	BMC Software, Inc.(a)	724,170
65,558	CA, Inc.	1,347,217
856,044	Cisco Systems, Inc.(a)	16,718,539
21,500	Citrix Systems, Inc.(a)	863,010

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
27,951	Computer Sciences Corp.(a)	1,353,946
51,100	Compuware Corp.(a)	342,370
154,700	eBay, Inc.(a)(b)	4,531,163
36,100	Electronic Arts, Inc.(a)	1,553,744
340,804	EMC Corp.(a)	3,738,620
101,452	First Data Corp.	4,569,398
24,700	Intuit, Inc.(a)	1,491,633
20,620	KLA-Tencor Corp.	857,173
84,416	Micron Technology, Inc.(a)(b)	1,271,305
1,246,612	Microsoft Corp.	29,046,060
41,602	Novell, Inc.(a)	275,821
18,400	Novellus Systems, Inc.(a)	454,480
52,000	NVIDIA Corp.(a)	1,107,080
534,540	Oracle Corp.(a)	7,745,485
17,211	Parametric Technology Corp.(a)	218,752
467,296	Sun Microsystems, Inc.(a)	1,939,278

		89,204,473

Construction 0.3%
39,700	D.R. Horton, Inc.	945,654
11,437	Fluor Corp.	1,062,840
11,582	KB Home	531,035
28,172	Pulte Homes, Inc.	811,072
13,400	Vulcan Materials Co.	1,045,200

		4,395,801

Containers 0.1%
13,532	Ball Corp.	501,225
15,410	Bemis Co.	471,854
19,758	Pactiv Corp.(a)	489,011

		1,462,090

Cosmetics & Soaps 2.0%
8,985	Alberto-Culver Co.	437,749
55,244	Avon Products, Inc.	1,712,564
22,632	Clorox Co.(b)	1,379,873
71,730	Colgate-Palmolive Co.(b)	4,296,627
12,975	International Flavors & Fragrances, Inc.	457,239
454,823	Procter & Gamble Co.	25,288,159

		33,572,211

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Diversified Gas
7,823	NICOR, Inc.	324,655

Diversified Telecommunication Services 0.1%
21,388	Embarq CORP-W/I	876,694

Drugs & Medical Supplies 9.3%
217,474	Abbott Laboratories	9,484,041
18,482	Allergan, Inc.(b)	1,982,379
30,400	AmerisourceBergen Corp.(b)	1,274,368
168,704	Amgen, Inc.(a)	11,004,562
5,738	Bausch & Lomb, Inc.	281,392
93,874	Baxter International, Inc.	3,450,808
37,612	Becton Dickinson & Co.	2,299,222
48,420	Biogen Idec, Inc.(a)(b)	2,243,299
30,323	Biomet, Inc.(b)	948,807
166,372	Boston Scientific Corp.(a)	2,801,704
275,814	Bristol-Myers Squibb Co.	7,132,550
17,712	C.R. Bard, Inc.	1,297,581
59,973	Cardinal Health, Inc.	3,858,063
58,200	Caremark Rx, Inc.	2,902,434
48,400	Forest Laboratories, Inc.(a)	1,872,596
34,300	Genzyme Corp.(a)	2,094,015
23,607	Hospira, Inc.(a)	1,013,685
416,969	Johnson & Johnson	24,984,782
36,533	King Pharmaceuticals, Inc.(a)	621,061
162,297	Lilly (Eli) & Co.	8,970,155
29,600	MedImmune, Inc.(a)	802,160
170,858	Medtronic, Inc.	8,016,657
312,444	Merck & Co., Inc.	11,382,335
23,900	Mylan Laboratories, Inc.	478,000
1,040,923	Pfizer, Inc.	24,430,463
24,200	Quest Diagnostics, Inc.	1,450,064
212,324	Schering-Plough Corp.	4,040,526
46,464	St. Jude Medical, Inc.(a)	1,506,363
41,600	Stryker Corp.	1,751,776
12,500	Watson Pharmaceuticals, Inc.(a)	291,000
188,291	Wyeth	8,362,003
32,311	Zimmer Holdings, Inc.(a)	1,832,680

		154,861,531

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Education 0.1%
17,200	Apollo Group, Inc., Class A(a)	888,724

Electronics 3.9%
56,324	Advanced Micro Devices, Inc.(a)	1,375,432
60,298	Agilent Technologies, Inc.(a)	1,903,005
53,200	Altera Corp.(a)(b)	933,660
54,500	Analog Devices, Inc.	1,751,630
69,500	Electronic Data Systems Corp.	1,672,170
57,675	Emerson Electric Co.	4,833,742
404,302	Hewlett-Packard Co.	12,808,287
814,288	Intel Corp.	15,430,758
26,300	Jabil Circuit, Inc.(a)	673,280
34,700	Linear Technology Corp.(b)	1,162,103
54,544	LSI Logic Corp.(a)	488,169
49,100	Maxim Integrated Products, Inc.	1,576,601
22,150	Molex, Inc.	743,576
354,213	Motorola, Inc.	7,137,392
47,952	National Semiconductor Corp.	1,143,655
22,470	PerkinElmer, Inc.	469,623
14,300	PMC-Sierra, Inc.(a)	134,420
30,700	QLogic Corp.(a)	529,268
86,500	Sanmina Corp.(a)	397,900
150,000	Solectron Corp.(a)(b)	513,000
8,624	Tektronix, Inc.	253,718
19,800	Teradyne, Inc.(a)(b)	275,814
234,652	Texas Instruments, Inc.	7,107,609
56,300	Xilinx, Inc.(b)	1,275,195

		64,590,007

Financial Services 7.8%
14,800	Ambac Financial Group, Inc.	1,200,280
174,459	American Express Co.	9,284,708
35,371	Ameriprise Financial, Inc.	1,580,023
16,998	Bear Stearns & Co., Inc.(b)	2,381,080
143,411	Charles Schwab Corp.	2,291,708
29,400	CIT Group, Inc.	1,537,326
704,355	Citigroup, Inc.	33,978,085
85,548	Countrywide Credit Industries, Inc.	3,257,668
55,300	E*TRADE Financial Corp.(a)	1,261,946
18,130	Equifax, Inc.	622,584

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
135,334	Fannie Mae	6,509,565
13,200	Federated Investors, Inc., Class B	415,800
30,500	Fiserv, Inc.(a)	1,383,480
21,014	Franklin Resources, Inc.	1,824,225
97,532	Freddie Mac(b)	5,560,299
63,900	Goldman Sachs Group, Inc.	9,612,477
50,220	H&R Block, Inc.	1,198,249
30,500	Janus Capital Group, Inc.(b)	545,950
14,600	Legg Mason, Inc.(b)	1,452,992
79,748	Lehman Brothers Holdings, Inc.	5,195,582
30,400	Marshall & Ilsley Corp.	1,390,496
128,634	Merrill Lynch & Co., Inc.	8,947,781
157,336	Morgan Stanley	9,945,209
46,725	Paychex, Inc.	1,821,341
69,400	Prudential Financial, Inc.(b)(d)	5,392,380
58,692	SLM Corp.	3,105,981
44,166	Synovus Financial Corp.	1,182,765
38,000	T. Rowe Price Group, Inc.	1,436,780
135,971	Washington Mutual, Inc.	6,197,558

		130,514,318

Foods 1.3%
89,659	Archer-Daniels-Midland Co.	3,701,124
25,747	Campbell Soup Co.	955,471
76,043	ConAgra, Inc.	1,681,311
17,000	Dean Foods Company	632,230
50,572	General Mills, Inc.	2,612,550
43,914	H.J. Heinz Co.	1,810,135
25,816	Hershey Foods Corp.(b)	1,421,687
35,170	Kellogg Co.	1,703,283
18,900	McCormick & Co., Inc.	634,095
111,086	Sara Lee Corp.	1,779,598
88,280	Sysco Corp.	2,697,837
29,300	Tyson Foods, Inc., Class A	435,398
16,700	Whole Foods Market, Inc.	1,079,488
21,828	Wm. Wrigley Jr. Co.	990,118
6,276	Wm. Wrigley Jr. Co., Class B	284,303

		22,418,628

Forest Products 0.7%
68,084	International Paper Co.	2,199,113
64,516	Kimberly-Clark Corp.	3,980,637
17,656	Louisiana-Pacific Corp.	386,666
27,135	MeadWestvaco Corp.	757,881

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
21,200	Plum Creek Timber Co., Inc.(b)	752,600
17,390	Temple-Inland, Inc.	745,509
33,900	Weyerhaeuser Co.	2,110,275

		10,932,681

Gas Distribution
18,500	KeySpan Corp.	747,400

Gas Pipelines 0.4%
93,304	El Paso Corp.	1,399,560
12,700	Kinder Morgan, Inc.	1,268,603
4,132	Peoples Energy Corp.(b)	148,380
35,798	Sempra Energy	1,628,093
84,492	Williams Companies, Inc.(b)	1,973,733

		6,418,369

Health Care 1.2%
24,050	Coventry Health Care, Inc.(a)	1,321,307
20,500	Express Scripts, Inc.(a)	1,470,670
17,500	Fisher Scientific International, Inc.(a)	1,278,375
63,900	Gilead Sciences, Inc.(a)	3,780,324
17,600	Laboratory Corp. of America Holdings(a)	1,095,248
5,560	Manor Care, Inc.(b)	260,875
40,576	McKesson Corp.	1,918,433
40,034	Medco Health Solutions, Inc.(a)	2,293,148
11,800	Patterson Cos., Inc.(a)(b)	412,174
92,500	Wellpoint Health Networks, Inc.(a)	6,731,225

		20,561,779

Hospital Management 0.8%
57,131	HCA, Inc.(b)	2,465,203
37,600	Health Management Associates, Inc.(b)	741,096
23,710	Humana, Inc.(a)	1,273,227
29,310	IMS Health, Inc.	786,974
44,472	Tenet Healthcare Corp.(a)	310,415
189,648	UnitedHealth Group, Inc.	8,492,437

		14,069,352

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Hotels, Restaurants & Leisure 0.1%
30,000	Starwood Hotels & Resorts World	1,810,200

Household Durables
5,800	Harman International Industries, Inc.	495,146

Housing Related 0.4%
17,494	Centex Corp.	879,948
30,600	Leggett & Platt, Inc.	764,388
15,400	Lennar Corp., Class A(b)	683,298
65,626	Masco Corp.	1,945,155
29,827	Newell Rubbermaid, Inc.	770,431
4,138	Stanley Works	195,396
10,285	Whirlpool Corp.(b)	850,055

		6,088,671

Insurance 4.4%
46,900	ACE Ltd.	2,372,671
78,172	Aetna, Inc.	3,121,408
66,600	AFLAC, Inc.	3,086,910
90,408	Allstate Corp.	4,948,030
363,638	American International Group, Inc.	21,472,824
41,789	Aon Corp.	1,455,093
57,068	Chubb Corp.	2,847,693
18,497	CIGNA Corp.	1,822,139
24,907	Cincinnati Financial Corp.	1,170,878
49,400	Genworth Financial, Inc., Class A	1,721,096
43,553	Hartford Financial Services Group, Inc.	3,684,584
38,051	Lincoln National Corp.	2,147,598
68,040	Marsh & McLennan Companies, Inc.	1,829,596
19,158	MBIA, Inc.(b)	1,121,701
108,300	MetLife, Inc.(b)	5,546,043
12,220	MGIC Investment Corp.(b)	794,300
38,500	Principal Financial Group, Inc.(b)	2,142,525
115,516	Progressive Corp.	2,969,916
18,429	SAFECO Corp.	1,038,474
100,411	St. Paul Travelers Cos., Inc.	4,476,322
12,415	Torchmark Corp.	753,839
42,026	UnumProvident Corp.(b)	761,931
24,200	XL Capital Ltd.(b)	1,483,460

		72,769,031

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Internet Software & Services 1.2%
28,100	Google, Inc., Class A (a)	11,783,173
152,217	Symantec Corp.(a)(b)	2,365,452
32,200	VeriSign, Inc.(a)(b)	746,074
166,700	Yahoo!, Inc.(a)(b)	5,501,100

		20,395,799

Leisure 0.5%
15,699	Brunswick Corp.(b)	521,992
55,800	Carnival Corp.(b)	2,329,092
24,424	Harrah’s Entertainment, Inc.	1,738,500
21,354	Hasbro, Inc.	386,721
42,100	International Game Technology	1,597,274
58,413	Mattel, Inc.	964,399

		7,537,978

Lodging 0.2%
36,621	Hilton Hotels Corp.	1,035,642
47,104	Marriott International, Inc.	1,795,604

		2,831,246

Machinery 1.2%
93,956	Caterpillar, Inc.(b)	6,997,843
12,820	Cooper Industries, Inc.	1,191,234
34,140	Deere & Co.	2,850,349
28,462	Dover Corp.	1,406,877
20,754	Eaton Corp.	1,564,852
45,890	Ingersoll-Rand Co.	1,963,174
24,584	PACCAR, Inc.	2,025,230
18,592	Parker Hannifin Corp.	1,442,739
3,742	Snap-On, Inc.	151,252
22,302	Thermo Electron Corp.(a)	808,224

		20,401,774

Media 3.3%
118,276	CBS Corp., Class B	3,199,366
65,438	Clear Channel Communications, Inc.	2,025,306

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
306,690	Comcast Corp., Class A(a)(b)	10,041,031
33,540	Donnelley (R.R.) & Sons Co.	1,071,603
8,304	Dow Jones & Co., Inc.	290,723
12,200	E.W. Scripps Company	526,308
36,689	Gannett Co., Inc.(b)	2,052,016
39,612	Interpublic Group of Companies, Inc.(a)(b)	330,760
51,900	McGraw-Hill Companies, Inc.	2,606,937
6,096	Meredith Corp.	301,996
17,000	Monster Worldwide, Inc.(a)(b)	725,220
18,490	New York Times Co.	453,745
332,700	News Corp., Class A	6,381,186
4,700	The McClatchy Co.	188,558
304,313	The Walt Disney Co.	9,129,390
612,624	Time Warner, Inc.	10,598,395
33,027	Tribune Co.(b)	1,071,066
34,000	Univision Communications, Inc.(a)(b)	1,139,000
93,476	Viacom, Inc., Class B	3,350,180

		55,482,786

Mineral Resources 0.4%
25,028	Freeport-McMoRan Copper & Gold, Inc.(b)	1,386,801
62,597	Newmont Mining Corp.	3,313,259
31,360	Phelps Dodge Corp.	2,576,538

		7,276,598

Miscellaneous Basic Industry 5.5%
18,900	American Power Conversion Corp.	368,361
24,700	American Standard Companies, Inc.	1,068,769
26,964	Applera Corp.-Applied Biosystems Group	872,285
242,288	Applied Materials, Inc.	3,944,449
153,259	Cendant Corp.	2,496,589
34,000	Danaher Corp.	2,186,880
33,100	Dynegy, Inc.(a)	181,057
26,482	Ecolab, Inc.	1,074,640
34,400	EOG Resources, Inc.(b)	2,385,296
17,208	Fortune Brands, Inc.	1,221,940
1,462,272	General Electric Co.	48,196,485
9,674	Grainger (W.W.), Inc.	727,775
38,800	Harley-Davidson, Inc.	2,129,732
58,536	Illinois Tool Works, Inc.	2,780,460
26,572	ITT Industries, Inc.	1,315,314
58,104	Loews Corp.(b)	2,059,787
6,761	Millipore Corp.(a)	425,875

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
50,600	Nabors Industries Ltd.(a)(b)	$1,709,774
24,867	Omnicom Group, Inc.	2,215,401
10,704	Pall Corp.	299,712
22,974	PPG Industries, Inc.	1,516,284
23,700	Robert Half International, Inc.	995,400
11,218	Sealed Air Corp.	584,233
30,450	Symbol Technologies, Inc.	328,556
17,567	Textron, Inc.	1,619,326
284,080	Tyco International Ltd.	7,812,200
21,600	Waters Corp.(a)	959,040

		91,475,620

Miscellaneous Consumer Growth 0.9%
106,198	3M Co.	8,577,612
10,032	Black & Decker Corp.	847,303
216,997	Corning, Inc.(a)	5,249,157
31,565	Eastman Kodak Co.(b)	750,616

		15,424,688

Multi-Utilities 0.3%
173,669	Duke Energy Corp.	5,100,659

Office Equipment & Supplies 0.8%
15,568	Avery Dennison Corp.	903,878
20,100	Cintas Corp.	799,176
17,152	Lexmark International Group, Inc.(a)	957,596
52,000	Network Appliance, Inc.(a)	1,835,600
41,700	Office Depot, Inc.(a)	1,584,600
32,325	Pitney Bowes, Inc.	1,335,023
20,900	SanDisk Corp.	1,065,482
95,825	Staples, Inc.	2,330,464
34,590	Unisys Corp.(a)	217,225
141,798	Xerox Corp.(a)	1,972,410

		13,001,454

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Oil, Gas & Consumable Fuels 0.3%
55,100	Chesapeake Energy Corp.	$1,666,775
15,700	Consul Energy, Inc.	733,504
34,734	Hess Corp.	1,835,692

		4,235,971

Personal Products
15,700	Estee Lauder Cos., Inc. (The)	607,119

Petroleum 7.5%
64,936	Anadarko Petroleum Corp.	3,096,798
47,848	Apache Corp.	3,265,626
9,245	Ashland, Inc.	616,642
48,100	BJ Services Co.	1,792,206
318,892	ChevronTexaco Corp.	19,790,438
231,157	ConocoPhillips	15,147,718
63,000	Devon Energy Corp.	3,805,830
855,314	Exxon Mobil Corp.	52,473,515
71,811	Halliburton Co.(b)	5,329,094
32,678	Kerr-McGee Corp.	2,266,219
51,889	Marathon Oil Corp.	4,322,354
22,200	Murphy Oil Corp.(b)	1,240,092
60,938	Occidental Petroleum Corp.	6,249,192
18,028	Sunoco, Inc.	1,249,160
46,863	Transocean Sedco Forex, Inc.(a)	3,764,036

		124,408,920

Petroleum Services 1.8%
47,279	Baker Hughes, Inc.	3,869,786
25,300	National-Oilwell Varco, Inc.(a)	1,601,996
18,100	Noble Corp.	1,347,002
43,952	PG&E Corp.	1,726,435
9,210	Rowan Companies, Inc.	327,784
168,542	Schlumberger Ltd.	10,973,770
87,100	Valero Energy Corp.	5,793,892
48,100	Weatherford International Ltd.(a) (Bermuda)	2,386,722
50,033	XTO Energy, Inc.	2,214,961

		30,242,348

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Pharmaceuticals
11,000	Barr Pharmaceuticals, Inc.(a)	524,590

Railroads 0.8%
55,123	Burlington Northern Santa Fe Corp.	4,368,498
29,703	CSX Corp.	2,092,279
57,111	Norfolk Southern Corp.	3,039,447
37,429	Union Pacific Corp.	3,479,400

		12,979,624

Real Estate Investment Trust 0.7%
9,300	Apartment Investment & Management Co., Class A	404,085
27,000	Archstone-Smith Trust(b)	1,373,490
10,200	Boston Properties, Inc.	922,080
45,900	Equity Office Properties Trust(b)	1,675,809
36,400	Equity Residential Properties Trust(b)	1,628,172
25,800	Kimco Realty Corp.	941,442
8,600	Public Storage, Inc.	652,740
26,600	Simon Property Group, Inc.	2,206,204
14,700	Vornado Realty Trust(b)	1,433,985

		11,238,007

Restaurants 0.8%
22,253	Darden Restaurants, Inc.	876,768
187,030	McDonald’s Corp.	6,284,208
106,500	Starbucks Corp.(a)(b)	4,021,440
12,379	Wendy’s International, Inc.(b)	721,572
40,432	Yum! Brands, Inc.	2,032,517

		13,936,505

Retail 5.4%
20,523	AutoNation, Inc.(a)	440,013
7,900	AutoZone, Inc.(a)	696,780
41,000	Bed Bath & Beyond, Inc.(a)	1,359,970
61,100	Best Buy Co., Inc.	3,350,724
16,424	Big Lots, Inc.(a)	280,522
22,078	Circuit City Stores, Inc.	600,963

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
59,700	Coach, Inc.(a)	1,785,030
67,308	Costco Wholesale Corp.	3,845,306
115,592	CVS Corp.(b)	3,548,674
9,023	Dillard’s, Inc.	287,383
48,150	Dollar General Corp.	673,137
21,900	Family Dollar Stores, Inc.	535,017
74,182	Federated Department Stores, Inc.	2,715,061
81,313	Gap, Inc.	1,414,846
302,684	Home Depot, Inc.	10,833,060
32,984	J.C. Penney Co., Inc.	2,226,750
13,800	Jones Apparel Group, Inc.	438,702
47,200	Kohl’s Corp.(a)	2,790,464
102,734	Kroger Co.	2,245,765
48,422	Limited, Inc.	1,239,119
16,492	Liz Claiborne, Inc.	611,194
116,548	Lowe’s Companies, Inc.	7,070,967
23,638	NIKE, Inc.	1,914,678
33,300	Nordstrom, Inc.	1,215,450
11,049	OfficeMax, Inc.	450,247
22,254	Radioshack Corp.	311,556
61,600	Safeway, Inc.	1,601,600
13,907	Sears Holdings Corp.(a)(b)	2,153,360
18,516	Sherwin-Williams Co.	879,140
29,778	SUPERVALU, Inc.	914,185
121,482	Target Corp.	5,936,825
16,800	Tiffany & Co.	554,736
66,932	TJX Companies, Inc.	1,530,066
140,478	Walgreen Co.	6,299,034
350,026	Wal-Mart Stores, Inc.	16,860,752

		89,611,076

Rubber
3,388	Cooper Tire & Rubber Co.(b)	37,742
24,971	Goodyear Tire & Rubber Co.(a)(b)	277,178

		314,920

Semiconductors 0.1%
64,307	Freescale Semiconductor, Inc.(a)	1,890,626

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Steel-Producers 0.2%
9,318	Allegheny Technologies, Inc.	645,178
42,712	Nucor Corp.	2,317,126
16,209	United States Steel Corp.	1,136,575

		4,098,879

Telecommunications 1.9%
20,057	ADC Telecommunications, Inc.(a)	338,161
56,634	Alltel Corp.	3,614,948
11,322	Andrew Corp.(a)	100,313
56,455	Avaya, Inc.(a)	644,716
58,800	Broadcom Corp.(a)	1,766,940
14,150	CenturyTel, Inc.(b)	525,673
87,900	CIENA Corp.(a)	422,799
45,200	Citizens Communications Co.(b)	589,860
16,500	Comverse Technology, Inc.(a)(b)	326,205
144,300	JDS Uniphase Corp.(a)	365,079
58,300	Juniper Networks, Inc.	932,217
655,167	Lucent Technologies, Inc.(a)	1,585,504
240,100	QUALCOMM, Inc.	9,620,807
211,836	Qwest Communications International, Inc.(a)(b)	1,713,753
415,774	Sprint Nextel Corp.	8,311,322
59,694	Tellabs, Inc.(a)	794,527

		31,652,824

Tobacco 1.4%
292,379	Altria Group, Inc.	21,469,390
12,200	Reynolds American, Inc.(b)	1,406,660
22,399	UST, Inc.	1,012,211

		23,888,261

Travel Services
18,141	Sabre Holdings Corp.	399,102

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Trucking & Shipping 1.1%
43,716	FedEx Corp.	5,108,652
6,121	Ryder System, Inc.	357,650
155,000	United Parcel Service, Inc., Class B(b)	12,761,150

		18,227,452

Utilites - Communications 2.3%
543,452	AT&T, Inc.(b)	15,156,876
254,556	BellSouth Corp.	9,214,927
418,833	Verizon Communications, Inc.	14,026,717

		38,398,520

Utilities-Electric 2.7%
91,100	AES Corp.(a)(b)	1,680,795
18,900	Allegheny Energy, Inc.(a)	700,623
26,769	Ameren Corp.	1,351,835
61,191	American Electric Power Co., Inc.	2,095,792
49,379	CenterPoint Energy, Inc.	617,238
28,000	CMS Energy Corp.(a)(b)	362,320
36,151	Consolidated Edison, Inc.	1,606,550
26,229	Constellation Energy Group, Inc.	1,430,005
49,752	Dominion Resources, Inc.	3,720,952
26,887	DTE Energy Co.	1,095,376
49,662	Edison International	1,936,818
29,215	Entergy Corp.	2,066,961
90,656	Exelon Corp.	5,151,980
45,206	FirstEnergy Corp.	2,450,617
58,772	FPL Group, Inc.(b)	2,431,985
37,800	NiSource, Inc.	825,552
14,200	Pinnacle West Capital Corp.(b)	566,722
53,152	PPL Corp.(b)	1,716,810
34,558	Progress Energy, Inc.	1,481,501
33,697	Public Service Enterprise Group, Inc.	2,228,046
105,015	Southern Co.	3,365,731
33,600	TECO Energy, Inc.	501,984
65,328	TXU Corp.	3,905,961
56,483	Xcel Energy, Inc.	1,083,344

		44,375,498

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Warehouse & Industrial 0.1%
31,800	ProLogis	1,657,416

Waste Management 0.2%
35,500	Allied Waste Industries, Inc.(a)(b)	403,280
77,813	Waste Management, Inc.	2,791,930

		3,195,210

	Total long-term investments (cost $1,024,365,948)	1,612,743,210

SHORT-TERM INVESTMENTS 12.7%
Affiliated Money Market Mutual Fund 12.5%
207,447,403	Dryden Core Investment Fund-Taxable Money Market Series (cost $207,447,403; includes $160,005,717 of cash collateral received for securities on loan) (c)(d)(e)	207,447,403

Principal Amount (000)

U.S. Government Securities 0.2%
$3,500	United States Treasury Bills 4.95%, 09/21/06 (cost $ 3,462,291)	3,462,795

	Total short-term investments (cost $210,909,694)	210,910,198

	Total Investments 109.6% (cost $1,235,275,642) (f)	1,823,653,408
	Liabilities in excess of other assets(g) (9.6%)	(159,869,318)

	Net Assets 100.0%	$1,663,784,090

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $154,126,942; cash collateral of $160,005,717 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,258,534,006	$638,459,407	$73,340,005	$565,119,402

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation
136	Long Position: S&P 500 Index Futures	Sep. 06	$43,499,600	$42,145,225	$1,354,375

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date  August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date  August 25, 2006

*	Print the name and title of each signing officer under his or her signature.